Income Tax - Details of Net Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference for which no deferred tax asset recognized [abstract]
Deductible temporary differences, net	€ 0	€ 0	€ 34
Tax losses	0	0	180
Net deferred tax assets	€ 0	€ 0	€ 214